INCOME TAXES (Details Narrative) $ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax rate	$ 4,322,755	¥ 30,773,692		¥ 20,125,536	¥ 13,219,524
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	25.00%	25.00%	25.00%
CHINA | Minimum [Member] | High And New Technology Enterprises [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
Two-Tiered Profit Two [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax rate			$ 2
Income tax rate	8.25%	8.25%	8.25%
Two-Tiered Profit One [Member] | HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Profits tax rate			$ 2
Income tax rate	16.50%	16.50%	16.50%